FINANCIAL INSTRUMENTS (Details 9) - URUGUAY - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 805,907	$ 516,716
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	478,775	292,105
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	327,132	209,185
Cash and cash equivalents, Category [Member] | Agreements
Disclosure Of Financials Instruments [Line items]
Financial assets	0	15,426
Trade and other receivables, category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	862,138	834,996
Trade and other receivables, category [Member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	751,158	709,983
Trade and other receivables, category [Member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,968	13,106
Trade and other receivables, category [Member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	101,207	107,363
Trade and other receivables, category [Member] | Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	7,805	4,544
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,668,045	$ 1,351,712